Pledged Assets (Schedule of Pledged Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets, Not Separately Reported, Other	¥ 24,183
Cash and Cash Equivalents [Member]
Pledged Assets, Not Separately Reported, Other	1,425
Other Current Asset [Member]
Pledged Assets, Not Separately Reported, Other	896
Investments and Advances [Member]
Pledged Assets, Not Separately Reported, Other	562
Land [Member]
Pledged Assets, Not Separately Reported, Other	1,684
Buildings [Member]
Pledged Assets, Not Separately Reported, Other	4,664
Machinery and equipment [Member]
Pledged Assets, Not Separately Reported, Other	14,940
Other Assets [Member]
Pledged Assets, Not Separately Reported, Other	¥ 12